George Putnam Balanced Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - George Putnam Balanced Fund	Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	0.52%		0.52%		0.52%		0.52%		0.52%		0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.24%	[1]	0.24%	[1]	0.24%	[1]	0.24%	[1]	0.24%	[1]	0.20%	0.10%	0.24%	[1]
Total annual fund operating expenses	1.01%		1.76%		1.76%		1.51%		1.26%		0.72%	0.62%	0.76%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - George Putnam Balanced Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	672	878	1,101	1,740
Class B	679	854	1,154	1,875
Class C	279	554	954	2,073
Class M	498	810	1,145	2,088
Class R	128	400	692	1,523
Class R5	74	231	402	897
Class R6	63	199	346	774
Class Y	78	243	422	942

Expense Example, No Redemption - George Putnam Balanced Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	179	554	954	1,875
Class C	179	554	954	2,073